GOODWILL AND OTHER INTANGIBLES	3 Months Ended
Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLES	GOODWILL AND OTHER INTANGIBLES
Changes in the carrying amount of goodwill for the three months ended March 31, 2022 are as follows:

	Agriculture	Construction	Financial Services	Total
	(in millions)
Balance at January 1, 2022	$3,020	$49	$141	$3,210
Foreign currency translation and other	6	(1)	1	6
Balance at March 31, 2022	$3,026	$48	$142	$3,216

Goodwill and other indefinite-lived intangible assets are tested for impairment annually or more frequently if a triggering event occurs that would indicate it is more likely than not that the fair value of a reporting unit is less than book value. CNH Industrial performed its most recent annual impairment review as of December 31, 2021 and concluded that there was no impairment to goodwill for any of the reporting entities.
The acquisitions of Raven and Sampierana during the fourth quarter of 2021 led to an increase in goodwill for Agriculture and Construction of $1.3 billion and $51 million, respectively. Goodwill related to the acquisitions was calculated as the excess of the consideration transferred over the net assets recognized and represents the future economic benefits arising from the other assets acquired that could not be individually identified and separately recognized. The valuation of assets acquired and liabilities assumed has not yet been finalized as of March 31, 2022. Thus, goodwill associated with the acquisitions is subject to adjustment during the measurement period.
As of March 31, 2022 and December 31, 2021, the Company’s other intangible assets and related accumulated amortization consisted of the following:

		March 31, 2022			December 31, 2021
	Weighted Avg. Life	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
		(in millions)
Other intangible assets subject to amortization:
Dealer networks	15	$291	$234	$57	$290	$231	$59
Patents, concessions, licenses and other	5-25	1,957	1,107	850	1,973	1,097	876
		2,248	1,341	907	2,263	1,328	935
Other intangible assets not subject to amortization:
Trademarks		272	—	272	272	—	272
Total Other intangible assets		$2,520	$1,341	$1,179	$2,535	$1,328	$1,207
During the fourth quarter of 2021, the Company recorded $0.5 billion in intangible assets based on the preliminary valuation for the Raven Industries, Inc. and Sampierana S.p.A. acquisitions. The valuation of assets acquired and liabilities assumed has not yet been finalized as of March 31, 2022. Thus, the intangible assets associated with the acquisitions are subject to adjustment during the measurement period.
CNH Industrial recorded amortization expense of $32 million and $19 million for the three months ended March 31, 2022 and 2021, respectivel